Operations (Tables)	12 Months Ended
Dec. 31, 2024
Principles of Consolidation and Investments in Subsidiaries
Investments in subsidiaries
			Interest % rounded
			12/31/2024		12/31/2023		12/31/2022
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ultrapar Mobilidade Ltda.(15)	Brazil	Ipiranga	100	-	100	-	-	-
Centro de Conveniências Millennium Ltda. and subsidiaries(17)	Brazil	Ipiranga	-	100	-	100	100	-
Neodiesel Ltda.(1)	Brazil	Ipiranga	-	100	-	-	-	-
Serra Diesel Transportador Revendedor Retalhista Ltda. (18)	Brazil	Ipiranga	-	60	-	60	-	-
Ipiranga Produtos de Petróleo S.A.(2)	Brazil	Ipiranga	-	100	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Glazed Brasil S.A.(3)	Brazil	Ipiranga	-	55	-	-	-	-
Icorban - Correspondente Bancário Ltda. (4)	Brazil	Ipiranga	-	-	-	100	-	100
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Tropical Transportes Ipiranga Ltda. (5)	Brazil	Ipiranga	-	-	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Irupé Biocombustíveis Ltda.(19)	Brazil	Ipiranga	-	100	-	100	-	-
Ipiranga Trading North America LLC. (6)	United States	Ipiranga	-	100	-	-	-	-
Ipiranga Trading Middle East DMCC	Dubai	Ipiranga	-	100	-	-	-	-
Ipiranga Trading Europe S.A. (6)	Switzerland	Ipiranga	-	100	-	-	-	-
Eaí Clube Automobilista S.A.(7)	Brazil	Ipiranga	-	100	100	-	100	-
Abastece Aí Participações S.A. (20)	Brazil	Ipiranga	-	100	-	100	-	-
Abastece Aí Clube Automobilista Instituição de Pagamento Ltda. (21)	Brazil	Ipiranga	-	100	-	100	-	-
Companhia Ultragaz S.A. (8)	Brazil	Ultragaz	99	-	-	99	-	99
Ultragaz Participações Ltda. (8)	Brazil	Ultragaz	-	-	100	-	100	-
Ultragaz Energia Ltda. and subsidiaries	Brazil	Ultragaz	-	100	-	100	-	100
Nova Paraná Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
LPG International Inc.(12)	Cayman Islands	Ultragaz	-	-	-	-	-	100
NEOgás do Brasil Gás Natural Comprimido S.A. (22)	Brazil	Ultragaz	-	100	-	100	-	-
Wtz Participações S.A.(9)	Brazil	Ultragaz	-	52	-	-	-	-
UVC Investimentos Ltda.	Brazil	Others	100	-	100	-	100	-
Ultrapar Logística Ltda.(10)	Brazil	Ultracargo	100	-	100	-	100	-
Ultracargo Logística S.A.	Brazil	Ultracargo	-	99	-	99	-	99
Ultracargo Soluções Logísticas S.A.	Brazil	Ultracargo	-	100	-	100	-	100
TEAS – Terminal Exportador de Álcool de Santos Ltda. (13)	Brazil	Ultracargo	-	-	-	-	-	100
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
Imaven Imóveis Ltda.(14)	Brazil	Others	100	-	100	-	-	100
UVC - Fundo de investimento em participações multiestratégia investimento no exterior (11)	Brazil	Others	-	-	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados (16)	Brazil	Others	-	-	-	-	-	100

(1)	Company established on May 16, 2024 with the purpose of holding interests in other companies.
(2)	On January 2, 2024, direct subsidiary Ipiranga Produtos de Petróleo S.A. (“Ipiranga”) became controlled by Ultrapar Mobilidade Ltda.
(3)	Company (“Krispy Kreme”) established on March 8, 2024, engaged in the wholesale and retail trade, manufacture, storage, export and import of natural and industrialized food products.
(4)	On August 1, 2024, the merger of the company into Ipiranga was approved.
(5)	On November 1, 2024, the merger of the company into Ipiranga was approved.
(6)	Companies established as Ipiranga’s subsidiaries in foreign countries (Ipiranga Trading North America LLC. established on February 28, 2024, Ipiranga Trading Europe S.A. established on January 12, 2024), engaged in the commercial representation, trade, export and import of fuels.
(7)	On January 2, 2024, direct subsidiary Eaí Clube Automobilista S.A. started to be controlled by Ipiranga.
(8)	On August 1, 2024, the merger of the company into Companhia Ultragaz S.A. was approved, which became direct subsidiary of Ultrapar.
(9)	On September 1, 2024, the Company, through its subsidiary Companhia Ultragaz S.A., acquired a 52% interest in Wtz Participações S.A.
(10)	On February 19, 2024, the name of subsidiary Ultracargo Operações Logísticas e Participações Ltda. was changed to Ultrapar Logística Ltda.
(11)	On December 10, 2024, the Company transferred your total shares to UVC Investimentos Ltda.
(12)	On June 30, 2023, the Company was dissolved.
(13)	On April 27, 2023, the Company was merged into Ultracargo Logística S.A.
(14)	On April 28, 2023, Imaven Imóveis Ltda. (“Imaven”), performed a partial spin-off of its assets, and the spin-off part was merged into the equity of the subsidiary Ipiranga Produtos de Petróleo S.A. On May 1, Imaven became directly controlled by Ultrapar. The entire transaction was carried out under common control.
(15)	Company established on February 28, 2023, with the purpose of holding interests in other companies. On October 2, 2023, the name of subsidiary Ultrapar Empreendimentos Ltda. was changed to Ultrapar Mobilidade Ltda.
(16)	On December 28, 2023, the Company was dissolved.
(17)	On October 2, 2023, Centro de Conveniências Millennium Ltda. and subsidiaries became directly controlled by Ultrapar Mobilidade Ltda.
(18)	On May 21, 2023, the Company, through its subsidiary Ultrapar Empreendimentos Ltda., signed an agreement for the acquisition of a 60% interest in Serra Diesel Transportador Revendedor Retalhista Ltda. The closing of the transaction occurred on September 1, 2023.
(19)	Company established on October 2, 2023, engaged in the production, sale, import and export of biofuels, fertilizers and other agricultural inputs.
(20)	Company established on June 1, 2023 with the purpose of holding interests in other companies.
(21)	On April 13, 2023, the company was acquired by Eaí Clube Automobilista S.A. The acquisition was made at book value.
(22)

On November 21, 2022, Ultrapar through its subsidiary Companhia Ultragaz S.A., signed an agreement for the acquisition of all shares of NEOgás do Brasil Gás Natural Comprimido S.A. The closing of the acquisition occurred on February 1, 2023.